INCOME TAXES - Temporary differences for which the company has recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Recognized in the net earnings	$ 400	$ 400
Property, plant and equipment and Intangible assets
INCOME TAXES
Opening balance	(9,711)
Recognized in the net earnings	3,320
Closing balance	(6,391)	(9,711)
Right-of-use assets
INCOME TAXES
Opening balance	(1,884)
Recognized in the net earnings	379
Closing balance	(1,505)	(1,884)
Unrealized foreign exchange gain on convertibles notes
INCOME TAXES
Opening balance	(1,075)
Recognized in the net earnings	1,075
Closing balance		(1,075)
Convertible notes
INCOME TAXES
Opening balance	(4,320)
Recognized in the net earnings	4,320
Closing balance		(4,320)
Exploration and evaluation expenses
INCOME TAXES
Opening balance	16,990
Recognized in the net earnings	(9,094)
Closing balance	$ 7,896	$ 16,990